Organization and Basis of Preparation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Basis of Preparation of Financial Statements

China Cablecom Ltd. was incorporated under the laws of the British Virgin Islands on October 6, 2006.

On April 9, 2008, China Cablecom Ltd. and Jaguar Acquisition Corporation ("Jaguar"), a special purpose acquisition company, completed a redomestication merger of Jaguar in the British Virgin Islands as China Cablecom Holdings, Ltd. (the “Company” or “China Cablecom”) and the concurrent business combination merger with China Cablecom Ltd.

Prior to the merger with the Company, Jaguar issued 4,950,000 units (“Units”), each representing one ordinary share and two warrants.

In accordance with the merger agreement, the following occurred with respect to the outstanding Class A Preferred stock and Ordinary shares of China Cablecom Ltd. and the ordinary shares and warrants, including those under the Units, of Jaguar:

i)
all of the Class A preferred stock and ordinary shares of China Cablecom Ltd. were cancelled and each registered owner of outstanding preferred stock and ordinary shares of China Cablecom Ltd. automatically become the registered owner of one and 0.6842 shares of the Company, respectively

ii)	all of the common shares of Jaguar were cancelled and each registered owner of outstanding common shares of Jaguar automatically become the registered owner of one ordinary share of the Company

iii)	all of the outstanding warrants were assumed by the Company and became exercisable for the Company’s current shares at the original exercise price, US$ 5.00 per share.

For financial reporting purposes, this merger transaction was recorded as a recapitalization of China Cablecom Ltd. whereby China Cablecom Ltd. is deemed to be the continuing, surviving entity for accounting purpose, but through reorganization, has deemed to have adopted the capital structure of the Company.

China Cablecom Ltd is the sole shareholder of China Cablecom Company Limited (“HK Cablecom”) incorporated in Hong Kong on May 22, 2007.

HK Cablecom owns 100% of Heze Cablecom Network Technology Co., Ltd ("HZNT") incorporated under the laws of the People’s Republic of China (“PRC”) on October 9, 2007.

The Company, through HK Cablecom and HZNT, entered into a series of contractual arrangement with Jinan Youxiantong Network Technology Co. Ltd ("JYNT") and its shareholders. As a result of the following contractual arrangements, the Company controlled and were considered the primary beneficiary of JYNT (Variable Interest Entities “V.I.E.) as defined under FASB ASC 810-10. JYNT incorporated under the laws of the PRC on July 16, 2007.

The following was a summary of the currently effective contracts among our wholly owned subsidiaries HZNT and HK Cablecom, our JYNT (V.I.E.) and its nominee shareholders.

●
Loan Agreements: pursuant to loan agreements dated June 30, 2007, HK Cablecom extended loans of RMB484,500 and RMB25,500 respectively to Pu Yue and Liang Yuejing. Upon the occurrence of an event of default or otherwise, HK Cablecom may, at its discretion, issue a repayment notice to Pu Yue and/or Liang Yuejing requesting repayment of all or any portion of the loans (as applicable). Pu Yue and Liang Yuejing may only repay the loan by transferring their equity interests in JYNT to HK Cablecom or HK Cablecom’s designees within 5 business days.

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Exclusive Service Agreements: pursuant to exclusive service agreements between JYNT and HZNT, JYNT engages HZNT to be its sole and exclusive provider of management, consulting, training and technical services. Service fees are to be paid monthly by JYNT to HZNT in an amount equal to JYNT’s net profits minus the profit to be retained by JYNT as determined by a reputable CPA agreed to by both parties. The exclusive service agreements shall continue indefinitely unless terminated by HZNT with 30 days’ prior written notice or by a non-breaching party after the breaching party has not rectified the breach for within 30 days of its receipt of notice from the non-breaching party.

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Equity Option Agreements: pursuant to equity option agreements dated July 20, 2007, the shareholders of JYNT have granted HZNT an exclusive and irrevocable option to purchase all or part of their equity interests in JYNT at any time. The option may only be terminated by mutual consent or at the direction of HZNT. HZNT may exercise this option at any time until it has acquired all equity interests of JYNT and it can set off the purchase price against the loan repayment under the loan agreements. The shareholders of JYNT covenant that they will not approve any plan by JYNT to distribute dividends or otherwise seek to influence JYNT’s management, and must approve any action requested by HZNT in writing to the extent permitted by law.

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Equity Pledge Agreements: pursuant to equity pledge agreements entered into between HZNT and each of Pu Yue and Liang Yuejing, respectively, dated July 20, 2007, Pu Yue and Liang Yuejing pledge their entire equity interests in JYNT to guarantee JYNT’s payment obligation under the exclusive service agreement between JYNT and HZNT, and the loan agreement, and their performance of their own obligations under the Option Agreement. HZNT is entitled to (i) collect dividends and other distributions, if any, arising from the pledged equity interests; and (ii) in an event of default, freely sell the pledged equity interests and collect the proceeds therefrom. Without HZNT’s consent, the shareholders of JYNT may not (i) transfer or pledge their equity interests in JYNT, (ii) receive any dividends, loan interest or other benefits from JYNT, or (iii) make any material adjustment or change to JYNT’s business or operations.

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Power of Attorney: pursuant to a power of attorney signed by Pu Yue and Liang Yuejing, Pu Yue and Liang Yuejing appointed HK Cablecom’s designee as their attorneys-in-fact to exercise all voting rights as shareholders of JYNT, including the ability to vote as a shareholder of JYNT, sell or transfer their equity interest in JYNT and designate and appoint the directors, general manager, chief financial officer and other senior officers of JYNT. This power of attorney is effective until the earlier of 2027 or the termination of the loan agreement between HK Cablecom and the two nominee shareholders.

On October 1, 2007, JYNT entered into an operating partnership through a joint venture with its partner Binzhou SOE, called Binzhou Broadcasting and Television Information Network Co., Ltd (“Binzhou Broadcasting). Binzhou SOE agreed to contribute all of the inventory and property, plant and equipment of Binzhou PRC along with all of their cable business operations in the PRC in exchange for a 51% equity interest in Binzhou Broadcasting. JYNT agreed to acquire the remaining 49% equity interest in Binzhou Broadcasting, as well as receive 11% of the economic benefits in Binzhou Broadcasting, through an exclusive service agreement, for total consideration of approximately $30 million. JYNT had only contributed $14 million to Binzhou Broadcasting and there was a further capital contribution of $16 million had been due but not yet settled. This exclusive service agreement provides marketing, strategic consulting and technical support and services for 11% of the net profits of Binzhou Broadcasting.

In addition, in accordance with the operating partnership and other agreements (“Framework Agreement”) between JYNT and Binzhou SOE, JYNT was given the ability to control certain aspects of the financing and management of Binzhou Broadcasting. JYNT has a veto right regarding the appointment of the general manager of Binzhou Broadcasting, the right to appoint the chief financial officer of Binzhou Broadcasting and an obligation to provide continued financial resources for investment and capital expenditures for the future expansion of the Binzhou Broadcasting’s operations. The result of these rights and obligations given to JYNT is that China Cablecom and JYNT have the ability to substantially influence the joint venture’s daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder vote.

The contractual arrangements between JYNT and Binzhou Broadcasting have an initial term of 20 years. The parties may mutually seek to extend these agreements upon the expiration of the current term. China Cablecom is not aware of any legal impediments that may affect the renewal of these agreements under current PRC laws. In order for China Cablecom to continue to derive the economic benefits from its joint venture interest in the operation of Binzhou Broadcasting, it must renew these contractual agreements.

In late 2010, the Government of Shandong Province made an announcement for the consolidation of its provincial cable assets in Shandong Province. In accordance with “Lu Ban Fa” (2010) No.18, the Province will create a new company namely “Shandong Broadcasting and Television Network Co., Ltd.” and required all the cable network companies in Shandong Province to transfer all its assets and revenue to Shandong Broadcasting and Television Network Co., Ltd. Under this government policy, Binzhou Broadcasting was also required to transfer all its assets and revenue to the new company with effective from September 16, 2011. The business operation of Binzhou Broadcasting was suspended effective September 16, 2011. All the contractual agreement and the exclusive services agreement made between JYNT, Binzhou SOE and Binzhou Broadcasting were effectively terminated accordingly.

During the year ended December 31, 2011, Binzhou SOE charged a penalty of $754,979 (RMB5,000,000) against JYNT for the failure of settlement of further capital contribution of $16 million in accordance with the “Amendment Framework Agreement”. As a result, the economic benefit percentage of JYNT and Binzhou SOE in Binzhou Broadcasting was proportionally adjusted to reflect the actual fund provided and the deduction of penalty. The parties are currently negotiating the existence and continued operations of Binzhou Broadcasting and the extent of the continued obligations of JYNT.

On June 16, 2008, the Company announced the phase one acquisition of Hubei Chutian Video Communication Network Co., Ltd (“Hubei Chutian”) through a contractual and joint venture agreement similar to that used in the acquisition of Binzhou network. The Company, through JYNT, acquired a 49% equity interest in Hubei Chutian, as well as received 11% of the economic benefits in Hubei Chutian, through an exclusive technical services agreement, for total consideration of approximately $60.4 million. This exclusive technical services agreement provides marketing, strategic consulting and technical support and services for 11% of the net profits of Hubei Chutian.

On October 1, 2009, the Company, through JYNT, revised the Hubei Framework Agreement and the terms of technical service agreement with Hubei SOE. JYNT changed the service charge for providing marketing, strategic consulting and technical support and service from 11% to 6% of the net profits of Hubei Chutian. The total consideration was changed to approximately $55.6 million. Besides, Hubei Chutian guaranteed to pay a 8% minimum rate of return on investment to JYNT if the return from service charge together with the share of 49% equity interest of Hubei Chutian was less than that minimum rate. The guarantee return was treated as management fee income received by JYNT.

In addition, in accordance with the operating partnership and other agreements (“Framework Agreement”) between JYNT and Hubei SOE, JYNT was given the ability to control certain aspects of the financing and management of Hubei Chutian. JYNT has a veto right regarding the appointment of the general manager of Hubei Chutian, the right to appoint the chief financial officer of Hubei Chutian and an obligation to provide continued financial resources for investment and capital expenditures for the future expansion of the Hubei Chutian’s operations. The result of these rights and obligations given to JYNT is that China Cablecom and JYNT have the ability to substantially influence the joint venture’s daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder vote.

The term of this technical services agreement is 30 years. JYNT and Hubei Chutian may mutually seek to extend this agreement upon the expiry of the current term, China Cablecom is not aware of any legal impediments that may affect the renewal of this agreement under current PRC laws. In order for China Cablecom to continue to derive the economic benefits from its joint venture interest in the operation of Binzhou Broadcasting, it must renew these contractual agreements.

On October 20, 2011, JYNT was approached by the joint venture partner, Hubei SOE, regarding the purchase of the assets and equity interest in Hubei Chutian. The proposed offer was agreed and approved by the Board of Directors of the Company. The parties entered into a Termination Agreement on March 22, 2012 and an Equity Transfer Agreement on June 15, 2012, pursuant to which the parties agreed to consideration of $59,378,819 (RMB374,140,000) for the purchase by Hubei SOE of the assets and equity interest in Hubei Chutian to be received in six installments. The first installment of $7,935,374 (RMB50,000,000) was paid on March 22, 2012 as termination compensation; the second installment of $16,029,456 (RMB101,000,000) was paid on June 15, 2012; the third installment of $7,935,374 (RMB50,000,000) is due on the date when representative of JYNT and Hubei SOE go to the Administration for Industry and Commerce to submit the application for the change of registration of Hubei Chutian; the fourth installment of $7,935,374 (RMB50,000,000) is due prior to July 25, 2012; the fifth installment of $11,609,524 (RMB73,140,000) is due prior to August 25, 2012 and the final installment of $7,935,374 (RMB50,000,000) is due prior to September 25, 2012. In accordance with the terms of the agreement, JYNT agreed to transfer back its entire 49% equity interest in Hubei Chutian to the Hubei SOE and terminate the joint venture contractual agreement, technical services agreement and loan agreement with Hubei Chutian and Hubei SOE respectively. As a result, Hubei Chutian was no longer the operating joint venture of JYNT since then. Up to the date of this report, the Company had received totally $59,061,404 (RMB372,140,000) from Hubei SOE and the balance of $317,415 (RMB2,000,000) was kept as retention money as requested by Hubei SOE and will be refunded afterward.

Basis of Presentation

The consolidated financial statements, prepared in accordance with U.S. GAAP, include the financial statements of China Cablecom Holdings, Ltd., and its wholly owned or controlled subsidiaries and its consolidated variable interest entities as listed above. A consolidated variable interest entity is a variable interest entity of which the Company is the primary beneficiary under FASB ASC 810-10. All significant inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of its subsidiaries and consolidated variable interest entities from the dates of acquisition.

The Company, its subsidiaries and VIEs referenced above are hereinafter collectively referred to as the “Company”.

As of December 31, 2011, the consolidated financial statements include the accounts of the Company and the following entities.

Name of Company	Place of incorporation	Attributable equity interest	Direct/ Indirect controlling interest

China Cablecom Ltd	British Virgin Islands	100%	Direct

China Cablecom Company Limited	Hong Kong	100%	Indirect

Heze Cablecom Network Technology Co., Ltd	PRC	100%	Indirect

Jinan Youxiantong Network Technology Co., Ltd	PRC	*	Indirect

* The Company has indirect controlling interest of Jinan Youxiantong Network Technology Co., Ltd under the contractual arrangement.

VIEs are entities that lack one or more voting interest entity characteristics. The Company consolidates VIEs in which it is the primary beneficiary of its economic gains or losses. The FASB has issued FASB ASC 810-10, Consolidation of Variable Interest Entities, regarding certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. It separates entities into two groups: (1) those for which voting interests are used to determine consolidation and (2) those for which variable interests are used to determine consolidation. FASB ASC 810-10 clarifies how to identify a variable interest entity and how to determine when a business enterprise should include the assets, liabilities, non-controlling (“minority”) interests and results of activities of a variable interest entity in its consolidated financial statements.

In accordance with FASB ASC 810-10, China Cablecom has evaluated its economic relationships with JYNT and has determined that it is required to consolidate JYNT. Therefore JYNT is considered to be a VIE, as defined by FASB ASC 810-10, of which China Cablecom is the primary beneficiary. China Cablecom, as mentioned above, absorbs a majority of the economic risks and rewards of the VIE that is being consolidated in the accompanying financial statements.

The following table shows the Balance Sheets of JYNT as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
ASSETS
Current Assets:
Cash and cash equivalents	$101,616	$142,466
Prepaid expenses and advances	3,705	5,033
Total Current Assets	105,321	147,499
Property, plant & equipment, net	5,296	7,372
Investment in operating joint venture	50,378,205	64,026,705

Total Assets	$50,488,822	$64,181,576

LIABILITIES
Current Liabilities:
Other current liabilities	$2,336,801	$1,231,998
Amount due to HZNT	26,065,169	24,797,141
Amount due to China Cablecom	39,275,207	37,506,013
Amount due to Hubei Chutian	3,189,195	7,050,397

Total Liabilities	70,866,372	70,585,549

OWNERS’ EQUITY
Registered Capital	69,728	69,728
Additional paid-in capital	79,812	79,812
Accumulated deficit	(15,990,313)	(6,028,997)
Accumulated other comprehensive loss	(4,536,777)	(524,516)

Total owners’ deficiency	(20,377,550)	(6,403,973)

Total liabilities and owners’ deficiency	$50,488,822	$64,181,576

The following table shows the Statements of Operations of JYNT for the years ended December 31, 2011 and 2010:

	For the year ended	For the year ended
	December 31, 2011	December 31, 2010
Management fee income	$4,632,022	$4,450,438
Share of loss on operating joint ventures	(2,448,005)	(8,247,873)
	2,184,017	(3,797,435)
Operating expenses
General and administrative expenses	52,673	59,888
Total operating expenses	52,673	59,888
Profit / (loss) from operations	2,131,344	(3,857,323)

Other income / (expenses)
Interest income	549	8,092
Interest expense	(516,130)	(495,891)
Forfeiture of investment fund	(754,979)	-
Provision for impairment on investment	(9,806,150)	-
Total other expenses	(11,076,710)	(487,799)
Loss before income taxes	(8,945,366)	(4,345,122)
Income taxes expenses	(1,015,950)	(975,688)
Net loss	$(9,961,316)	$(5,320,810)

The following table shows the condensed cash flows of JYNT for the years ended December 31, 2011 and 2010:

	For the year ended	For the year ended
	December 31, 2011	December 31, 2010

Net cash (used in) / provided by operating activities	$(46,772)	$1,602,628

Net cash used in investing activities	(155)	(6,661,246)

Net decrease in cash	(46,927)	(5,058,618)

Effect of exchange rate changes on cash	6,077	40,160

Cash at the beginning of the period	142,466	5,160,924

Cash at the end of the period	$101,616	$142,466

Investment in operating joint ventures

Equity method investments are recorded at original cost and adjusted to recognize the Company's proportionate share of the investee's net income or losses and additional contributions made and distributions received. The Company recognizes a loss if it is determined that other than temporary decline in the value of the investment exists.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Basis of Preparation of Financial Statements

Hubei Chutian Video Communication Network Co., Ltd. ("The Company") was incorporated in Hubei Province on May 15, 2008. The Company was owned by Hubei Chutian Radio and Television Information Network Co., Ltd. (“Hubei SOE”) and Jinan Youxiantong Network Technology Co., Ltd. (“JYNT”). The Company was authorized by the Peoples Republic of China ("PRC") government to operate cable network services in Hubei Province. Since incorporation, the Company had acquired 23 cable entities in Hubei Province. The principal activity of the Company was the provision of cable network service in Hubei Province.